                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-4547

Exact name of registrant as specified in charter: Voyageur Mutual Funds III

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:  April 30

Date of reporting period: April 30, 2005

Item 1.  Reports to Stockholders


                                             Delaware
                                             Investments(R)
                                             -----------------------------------
GROWTH-EQUITY                                A member of Lincoln Financial Group





ANNUAL REPORT APRIL 30, 2005

              DELAWARE SELECT GROWTH FUND






















[LOGO] POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS

------------------------------------------------------------------
PORTFOLIO MANAGEMENT REVIEW                                     1
------------------------------------------------------------------
PERFORMANCE SUMMARY                                             2
------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                     4
------------------------------------------------------------------
SECTOR ALLOCATION                                               5
------------------------------------------------------------------
FINANCIAL STATEMENTS:

   Statement of Net Assets                                      6

   Statement of Assets and Liabilities                          8

   Statement of Operations                                      8

   Statements of Changes in Net Assets                          9

   Financial Highlights                                        10

   Notes to Financial Statements                               15
------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
   PUBLIC ACCOUNTING FIRM                                      18
------------------------------------------------------------------
OTHER FUND INFORMATION                                         19
------------------------------------------------------------------
BOARD OF TRUSTEES/OFFICERS                                     20
------------------------------------------------------------------










Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

                                                     DELAWARE SELECT GROWTH FUND
PORTFOLIO                                            May 10, 2005
  MANAGEMENT REVIEW


FUND MANAGER

Gerald S. Frey (through April 30, 2005)
Managing Director, Chief Investment Officer
Emeritus, Growth Investments

Q: WHAT STRATEGIES DID YOU PURSUE DURING THE FISCAL YEAR?
A: The management team followed its typical process for the multi-cap Delaware Select Growth Fund during the year, searching for additions to the portfolio that exhibit a history of high growth in earnings per share, projections for high future growth, acceleration in earnings per share, and/or a price to earnings ratio that is low relative to peers. With earnings strong across the equity markets, the team also looked for discounted cash flows that were high relative to other stocks.

As of May 2005, a new portfolio management team assumed the day-to-day responsibilities for overseeing the performance of the Delaware Select Growth Fund. The team is comprised of Jeffrey S. Van Harte, chief investment officer -- Delaware Focus Growth Equity Team; Christopher J. Bonavico, vice president/senior portfolio manager; Daniel J. Prislin, vice president/senior portfolio manager; Kenneth F. Broad, vice president/senior portfolio manager; and Patrick G. Fortier, vice president/portfolio manager.

This new team strives to invest in companies with the following characteristics: opportunity for long-term secular growth, operational and scale efficiencies and competitive advantages that the team believes are likely to result in accelerated earnings and sustainable free cash flow growth. The team strives to identify these companies early and values each opportunity by estimating future cash flows.

Q: HOW DID THE STOCK MARKET FARE DURING THE 12-MONTH PERIOD?
A: Stocks finished the one-year period little changed, as investors struggled with the impact of high energy prices and increased interest rates on future economic growth, while numerous companies posted strong earnings gains during the 12-month period ended April 30, 2005. During this period, value stocks tended to outperform growth-oriented issues, while mid-capitalization stocks generally outperformed larger- and smaller-cap names (source: Frank Russell Company).

Q: HOW DID DELAWARE SELECT GROWTH FUND PERFORM FOR THE 12-MONTH PERIOD ENDED APRIL 30, 2005?
A: For the 12-month period, Delaware Select Growth Fund returned -1.02% (Class A shares at net asset value with distributions reinvested). By comparison, the Fund's peer group, as measured by the Lipper Multi-Cap Growth Funds Average, returned +2.95%, while the Fund's benchmark, the Russell 3000 Growth Index, returned -0.69% (source: Lipper Inc.).

Q: What factors played significant roles in shaping the Fund's performance over its recently concluded fiscal year? A: Unfavorable security selection in the technology sector, as well as a relative underweighting among energy stocks, were primary catalysts for the Fund's underperformance of its benchmark index during the 12 months.

Q: DESCRIBE SOME SECURITIES THAT WERE PERFORMANCE DETRACTORS FOR THE FUND DURING ITS FISCAL YEAR.
A: Red Hat was the Fund's worst performing stock over the 12-month span, falling more than 50 percent, as investors became concerned about competitive pressures. We exited from the stock during the period. Pfizer also performed poorly, declining more than 15 percent, based on problems regarding its Celebrex pain reliever. We exited from this stock also during the period.

Q: WHAT STOCKS HELPED BOLSTER FUND PERFORMANCE DURING THE YEAR?
A: Among individual stocks, CV Therapeutics was the Fund's best performer, as it rose more than 60 percent based on encouraging news regarding its drug development efforts. Marriott International also performed well, rising more than 30 percent as a result of overall improvement in the travel industry.

PERFORMANCE SUMMARY
  DELAWARE SELECT GROWTH FUND

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. You should consider the investment objectives, risks, charges and expenses of the investment carefully before investing. The Delaware Select Growth Fund prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions and is subject to change.

FUND PERFORMANCE
Average Annual Total Returns
Through April 30, 2005                                       Lifetime    10 Years     Five Years   One Year
-----------------------------------------------------------------------------------------------------------
Class A (Est. 5/16/94)
Excluding Sales Charge                                        +10.59%     +11.23%      -10.86%      -1.02%
Including Sales Charge                                        +10.00%     +10.58%      -11.91%      -6.70%
-----------------------------------------------------------------------------------------------------------
Class B (Est. 4/16/96)
Excluding Sales Charge                                         +9.47%                  -11.53%       -1.77%
Including Sales Charge                                         +9.47%                  -11.93%       -5.70%
-----------------------------------------------------------------------------------------------------------
Class C (Est. 5/20/94)
Excluding Sales Charge                                         +9.77%     +10.37%      -11.53%      -1.74%
Including Sales Charge                                         +9.77%     +10.37%      -11.53%      -2.72%
-----------------------------------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% and have an annual distribution and service fee of 0.25%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%. Lifetime performance figures for Class B shares reflect conversion to Class A shares after 8 years.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

The average annual total returns for the lifetime and one-year periods ended April 30, 2005 for Delaware Select Growth Fund's Class R shares were +5.02% and -1.36%, respectively. Class R shares were first made available on June 2, 2003 and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.60%.

The average annual total returns for the lifetime (since 5/16/94), 10-year, five-year, and one-year periods ended April 30, 2005 for Delaware Select Growth Fund's Institutional Class were +10.80%, +11.45%, -10.64%, and -0.76%, respectively. Institutional Class shares were first made available on August 28, 1997 and are available without sales or asset-based distribution charges only to certain eligible institutional accounts. Institutional class performance prior to August 28, 1997 is based on Class A performance and was adjusted to eliminate the sales charge, but not the asset-based distribution charge of Class A shares.

An expense limitation was in effect for all classes of Delaware Select Growth Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table and graph on the following page do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Nasdaq Institutional Class symbol: VAGGX
Nasdaq Class R symbol: DFSRX

FUND BASICS
As of April 30, 2005
-------------------------------------------------------
FUND OBJECTIVE:
The Fund seeks long-term capital appreciation.
-------------------------------------------------------
TOTAL FUND NET ASSETS:
$473.79 million
-------------------------------------------------------
NUMBER OF HOLDINGS:
59
-------------------------------------------------------
FUND START DATE:
May 16, 1994
-------------------------------------------------------
YOUR FUND MANAGERS:
Jeffrey S. Van Harte is chief investment officer of the Delaware Focus Growth team, which manages large- and all-cap portfolios, as well as a smid-cap growth product. Before joining Delaware Investments in early 2005, he was a principal and executive vice president at Transamerica Investment Management, LLC, where he served as lead manager of the Transamerica Large Growth strategy. Prior to becoming a portfolio manager, Mr. Van Harte was a securities analyst and trader for Transamerica Investment Services, which he joined in 1980. He received his bachelor's degree in finance from California State University, Fullerton and is a CFA charterholder.

Christopher J. Bonavico is a vice president and senior portfolio manager with the Focus Growth team. He joined Delaware Investments in early 2005, before which he was a principal and portfolio manager with Transamerica Investment Management, LLC. Before joining Transamerica in 1993, he was a research analyst with Salomon Brothers. Mr. Bonavico received his bachelor's degree in economics from the University of Delaware and is a CFA charterholder.

Daniel J. Prislin is a vice president and senior portfolio manager with the Focus Growth team. Prior to joining Delaware Investments in early 2005, he was a principal and portfolio manager at Transamerica Investment Management, LLC. Prior to joining Transamerica in 1998, he was an assistant portfolio manager with The Franklin Templeton Group. Mr. Prislin received his business administration-oriented bachelor's degree and MBA from the University of California, Berkeley. He is also CFA charterholder.

Kenneth F. Broad is a vice president and senior portfolio manager with the Focus Growth team of Delaware Investments, which he joined in early 2005. Previously, he was a principal and portfolio manager with Transamerica Investment Management, LLC. Before joining Transamerica in 2000, he was a portfolio manager with The Franklin Templeton Group, and a consultant in the Business Valuation and M&A Group with KPMG Peat Marwick. Mr. Broad received bachelor's degree in economics from Colgate University (NY) and his MBA from the University of California, Los Angeles. He is also a CFA charterholder.

Patrick G. Fortier is a vice president and portfolio manager with the Focus Growth team. Before joining Delaware Investments in early 2005, he was a portfolio manager with Transamerica Investment Management, LLC. Prior to that, he was a research analyst with OLDE Equity Research. Mr. Fortier received his BBA in finance from the University of Kentucky and is a CFA charterholder.

NASDAQ SYMBOLS:

Class A  DVEAX
Class B  DVEBX
Class C  DVECX

PERFORMANCE OF A $10,000 INVESTMENT April 30, 1995 through April 30, 2005


DELAWARE                        SELECT                GROWTH          FUND
PERFORMANCE                   OF $10,000             INVESTMENT       CHART

                            DELAWARE SELECT
                             GROWTH FUND -           RUSSELL 3000
             DATE           CLASS A SHARES           GROWTH INDEX
       yr end 4/30/95          $9,425                   $10,000
       yr end 4/30/96          $12,354                  $13,324
       yr end 4/30/97          $12,868                  $15,743
       yr end 4/30/98          $25,556                  $22,373
       yr end 4/30/99          $32,823                  $27,659
       yr end 4/30/00          $48,556                  $35,367
       yr end 4/30/01          $33,229                  $24,133
       yr end 4/30/02          $27,088                  $19,478
       yr end 4/30/03          $22,295                  $16,553
       yr end 4/30/04          $27,609                  $20,348
       yr end 4/30/05          $27,329                  $20,409

Chart assumes $10,000 invested on April 30, 1995 and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Performance of other Fund classes will vary due to different charges and expenses. The chart also assumes $10,000 invested in the Russell 3000 Growth Index at that month's end, April 1995. Returns plotted on the chart were as of the last day of each month shown. The Russell 3000 Growth Index is a broad market index measuring performance of growth-oriented companies with a wide range of market capitalizations. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. An expense limitation was in effect for all classes of Delaware Select Growth Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect. You cannot invest directly in an index. Past performance is not a guarantee of future results. The performance graph does not reflect the deduction of taxes the shareholder would pay on Fund distribution or redemption of Fund shares.

                               For the Period November 1, 2004 to April 30, 2005
DISCLOSURE
  OF FUND EXPENSES


As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

DELAWARE SELECT GROWTH FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                 Expenses
                                                           Beginning    Ending                 Paid During
                                                            Account     Account   Annualized      Period
                                                             Value       Value      Expense     11/1/04 to
                                                            11/1/04     4/30/05      Ratio       4/30/05*
-----------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $  999.50     1.54%       $ 7.63
Class B                                                     1,000.00      995.80     2.29%        11.33
Class C                                                     1,000.00      996.30     2.29%        11.33
Class R                                                     1,000.00      998.00     1.89%         9.36
Institutional Class                                         1,000.00    1,000.50     1.29%         6.40
-----------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,017.16     1.54%       $ 7.70
Class B                                                     1,000.00    1,013.44     2.29%        11.43
Class C                                                     1,000.00    1,013.44     2.29%        11.43
Class R                                                     1,000.00    1,015.42     1.89%         9.44
Institutional Class                                         1,000.00    1,018.40     1.29%         6.46
-----------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SECTOR ALLOCATION                                           As of April 30, 2005
  DELAWARE SELECT GROWTH FUND


The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Fund's categories of portfolio holdings as a percentage of total net assets and is provided in compliance with such requirement.

                                                             PERCENTAGE
SECTOR                                                      OF NET ASSETS
----------------------------------------------------------------------------
COMMON STOCK                                                   88.02%
----------------------------------------------------------------------------
Basic Industry/Capital Goods                                    3.33%
Business Services                                               9.93%
Consumer Non-Durables                                          14.15%
Consumer Services                                              10.59%
Energy                                                          0.69%
Financial                                                       9.25%
Healthcare                                                     15.01%
Technology                                                     23.43%
Transportation                                                  1.64%
----------------------------------------------------------------------------
FEDERAL AGENCY (DISCOUNT NOTES)                                 6.20%
----------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES BEFORE
SECURITIES LENDING COLLATERAL                                  94.22%
----------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL                                  13.05%
----------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              107.27%
----------------------------------------------------------------------------
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL            (13.05%)
----------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 5.78%
----------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
----------------------------------------------------------------------------

                                                     DELAWARE SELECT GROWTH FUND
STATEMENT                                            April 30, 2005
  OF NET ASSETS





                                                     Number of       Market
                                                       Shares        Value

COMMON STOCK - 88.02%
Basic Industry/Capital Goods - 3.33%
  duPont (E.I.) deNemours                              238,500     $11,235,735
  Mine Safety Appliances                               127,800       4,562,460
                                                                   -----------
                                                                    15,798,195
                                                                   -----------
Business Services - 9.93%
 +Accenture                                            323,300       7,015,610
 Certegy                                               265,200       9,661,236
*+Fisher Scientific International                      173,000      10,272,740
  Manpower                                             179,000       6,900,450
 +United Rentals                                       717,500      13,194,825
                                                                   -----------
                                                                    47,044,861
                                                                   -----------
Consumer Non-Durables - 14.15%
 +Bed Bath & Beyond                                    205,700       7,654,097
  Dollar General                                       238,400       4,851,440
+#=EOS International                                 3,735,100          37,351
  Lowe's                                               113,100       5,893,641
  Nordstrom                                            250,300      12,722,749
  PepsiCo                                              153,600       8,546,304
  PETsMART                                             261,400       6,966,310
  Staples                                              714,300      13,621,701
*+Williams-Sonoma                                      201,700       6,754,933
                                                                   -----------
                                                                    67,048,526
                                                                   -----------
Consumer Services - 10.59%
 +Educate                                               28,400         340,800
  IHOP                                                 185,360       7,581,224
  Marriott International Class A                       228,900      14,363,475
  McDonald's                                           263,000       7,708,530
 *Royal Caribbean Cruises                              273,900      11,509,278
  Starwood Hotels & Resorts Worldwide                  159,300       8,656,362
                                                                   -----------
                                                                    50,159,669
                                                                   -----------
Energy - 0.69%
  Chesapeake Energy                                    170,100       3,272,724
                                                                   -----------
                                                                     3,272,724
                                                                   -----------
Financial - 9.25%
*+Affiliated Managers Group                            119,600       7,478,588
*+AmeriTrade Holding                                   904,000       9,473,920
 *Lehman Brothers Holdings                              71,100       6,521,292
  Northern Trust                                        78,800       3,548,364
  Radian Group                                         197,600       8,779,368
  West Corp                                            179,300       8,021,882
                                                                   -----------
                                                                    43,823,414
                                                                   -----------
Healthcare - 15.01%
 +Conceptus                                            173,500       1,060,085
*+CV Therapeutics                                      503,800       9,985,316
*+Invitrogen                                           133,300       9,766,891
 *Medicis Pharmaceutical Class A                       177,400       4,984,940
  Medtronic                                            209,400      11,035,380
 +Nektar Therapeutics                                  579,000       8,256,540
*+Protein Design Labs                                  778,800      13,924,944
  Wyeth                                                269,700      12,120,318
                                                                   -----------
                                                                    71,134,414
                                                                   -----------
Technology - 23.43%
 +Amdocs                                               213,900       5,713,269
  Analog Devices                                       288,800       9,850,968
 +ASML Holding                                         631,400       9,148,986
*+Broadcom Class A                                     276,400       8,267,124
*+Check Point Software Technologies                    237,900       4,984,005

                                                     Number of        Market
                                                      Shares          Value

COMMON STOCK (continued)
Technology (continued)
 +Cisco Systems                                        548,400    $  9,476,352
+#Convera                                              795,100       3,880,088
 +Corning                                              510,000       7,012,500
 +EMC                                                1,054,925      13,840,616
  Henry (Jack) & Associates                             81,000       1,392,390
*+Juniper Networks                                     429,500       9,702,405
*+Mercury Interactive                                  207,700       8,584,241
 +Micrel                                               278,900       2,621,660
 +Network Appliance                                    190,400       5,070,352
*+NII Holdings Class B                                  52,300       2,618,661
+TTM Technologies                                      416,800       3,755,368
*+VeriSign                                             192,300       5,088,258
                                                                  ------------
                                                                   111,007,243
                                                                  ------------
Transportation - 1.64%
 +Marten Transport                                     408,550       7,762,450
                                                                  ------------
                                                                     7,762,450
                                                                  ------------
TOTAL COMMON STOCK (cost $366,168,930)                             417,051,496
                                                                  ------------

                                                    Principal
                                                      Amount
^FEDERAL AGENCY (DISCOUNT NOTES) - 6.20%
 *Fannie Mae Discount Notes
    2.68% 5/2/05                                  $  9,220,000       9,219,311
  Federal Home Loan Bank Discount Notes
    2.69% 5/3/05                                     3,080,000       3,079,541
    2.69% 5/4/05                                    13,355,000      13,352,013
    2.85% 5/9/05                                     3,705,000       3,702,653
                                                                  ------------
TOTAL FEDERAL AGENCY (DISCOUNT NOTES)
  (cost $29,353,518)                                                29,353,518
                                                                  ------------
TOTAL MARKET VALUE OF SECURITIES BEFORE
  SECURITIES LENDING COLLATERAL - 94.22%
  (cost $395,522,448)                                              446,405,014
                                                                  ============

                                                     Number of
                                                       Shares
SECURITIES LENDING COLLATERAL** - 13.05%
Investment Companies
Mellon GSL DBT II Collateral Fund                   61,833,426      61,833,426
                                                                  ------------
TOTAL SECURITIES LENDING COLLATERAL
  (cost $61,833,426)                                                61,833,426
                                                                  ------------

TOTAL MARKET VALUE OF SECURITIES - 107.27%
  (cost $457,355,874)***                                           508,238,440
OBLIGATION TO RETURN SECURITIES LENDING
COLLATERAL - (13.05%)**                                            (61,833,426)
RECEIVABLES AND OTHER ASSETS
NET OF LIABILITIES - 5.78%                                          27,382,289
                                                                  ------------
NET ASSETS APPLICABLE TO 24,293,860
SHARES OUTSTANDING - 100.00%                                      $473,787,303
                                                                  ============

                                                     DELAWARE SELECT GROWTH FUND
STATEMENT
  OF NET ASSETS (CONTINUED)


Net Asset Value - Delaware Select Growth Fund
Class A  ($173,890,524 / 8,496,079 Shares)                              $20.47
                                                                        ------
Net Asset Value - Delaware Select Growth Fund
Class B ($202,575,680 / 10,761,209 Shares)                              $18.82
                                                                        ------
Net Asset Value - Delaware Select Growth Fund
Class C  ($64,785,732 / 3,478,954 Shares)                               $18.62
                                                                        ------
Net Asset Value - Delaware Select Growth Fund
Class R ($652,510 / 32,074 Shares)                                      $20.34
                                                                        ------
Net Asset Value - Delaware Select Growth Fund
Institutional Class ($31,882,857 / 1,525,544 Shares)                    $20.90
                                                                        ------

COMPONENTS OF NET ASSETS AT APRIL 30, 2005:
Shares of beneficial interest
(unlimited authorization - no par)                              $1,178,981,216
Accumulated net realized loss on investments                      (756,076,479)
Net unrealized appreciation of investments                          50,882,566
                                                                --------------
Total net assets                                                $  473,787,303
                                                                --------------

  +Non-income producing security for the year ended April 30, 2005.
  *Fully or partially on loan.
 **See Note 8 in "Notes to Financial Statements."
***Includes $59,624,039 of securities loaned.
  #Securities exempt from registration under Rule 144A of the Securities Act of
   1933. See Note 9 in "Notes to Financial Statements."
  =Security is being fair valued in accordance with the Fund's fair valuation policy. See Note 1 in "Notes to Financial Statements." At April 30, 2005, one security was fair valued which represented 0.01% of the Fund's net assets.
  ^Zero coupon security. The interest rate shown is the yield at the time of purchase.

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE SELECT GROWTH FUND
Net asset value Class A (A)                                             $20.47
Sales charges (5.75% of offering price) (B)                               1.25
                                                                        ------
Offering price                                                          $21.72
                                                                        ------

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
(B) See the current prospectus for purchases of $50,000 or more.



See accompanying notes

                                                                     DELAWARE SELECT GROWTH FUND
STATEMENT                                                            April 30, 2005
  OF ASSETS AND LIABILITIES

ASSETS:
  Investments at market (cost $395,522,448)                                         $446,405,014
  Cash                                                                                    37,395
  Dividends receivable                                                                    34,842
  Subscriptions receivable                                                               111,230
  Receivable for securities sold                                                      37,603,716
  Securities lending collateral (cost $61,833,426)                                    61,833,426
                                                                                    ------------
Total assets                                                                         546,025,623
                                                                                    ------------

LIABILITIES:
  Payable for securities purchased                                                     7,438,077
  Redemptions payable                                                                  1,315,694
  Management fee payable                                                                 234,327
  Other accrued expenses                                                               1,416,796
  Obligation to return securities lending collateral                                  61,833,426
                                                                                    ------------
  Total liabilities                                                                   72,238,320
                                                                                    ------------

TOTAL NET ASSETS                                                                    $473,787,303
                                                                                    ============

See accompanying notes

                                                                     DELAWARE SELECT GROWTH FUND
STATEMENT                                                            Year Ended April 30, 2005
  OF OPERATIONS
INVESTMENT INCOME:
  Dividends                                                      $3,527,634
  Interest                                                          232,905
  Securities lending income                                          82,830
  Foreign tax withheld                                               (2,215)        $  3,841,154
                                                                 ----------         ------------

EXPENSES:
 Management fees                                                  4,257,429
 Distribution expenses -- Class A                                   518,984
 Distribution expenses -- Class B                                 2,465,737
 Distribution expenses -- Class C                                   830,692
 Distribution expenses -- Class R                                     4,200
 Dividend disbursing and transfer agent fees and expenses         3,326,947
 Reports and statements to shareholders                             273,176
 Accounting and administration expenses                             192,110
 Registration fees                                                   92,019
 Professional fees                                                   55,430
 Insurance                                                           32,219
 Custodian fees                                                      28,212
 Trustees' fees                                                      26,573
 Taxes                                                               12,701
 Pricing fees                                                           870
 Other                                                               17,064           12,134,363
                                                                 ----------
Less expenses absorbed or waived                                                      (1,034,717)
Less expense paid indirectly                                                              (2,855)
                                                                                    ------------
Total expenses                                                                        11,096,791
                                                                                    ------------
NET INVESTMENT LOSS                                                                   (7,255,637)
                                                                                    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain on Investments                                                     35,775,759
 Net change in unrealized appreciation/depreciation of investments                   (35,373,075)
                                                                                    ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                          402,684
                                                                                    ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $ (6,852,953)
                                                                                    ============

See accompanying notes

                                                                                          DELAWARE SELECT GROWTH FUND
STATEMENTS
  OF CHANGES IN NET ASSETS



                                                                                               Year Ended
                                                                                      4/30/05               4/30/04
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment loss                                                              $  (7,255,637)        $ (8,848,010)
  Net realized gain on investments                                                    35,775,759           46,423,531
  Net change in unrealized appreciation/depreciation of investments                  (35,373,075)          99,365,113
                                                                                   -------------         ------------
  Net increase (decrease) in net assets resulting from operations                     (6,852,953)         136,940,634
                                                                                   -------------         ------------

CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold:
   Class A                                                                            26,945,687           53,978,683
   Class B                                                                             6,037,250           12,751,639
   Class C                                                                             4,166,107           10,869,571
   Class R                                                                               712,743              283,965
   Institutional Class                                                                10,602,839           23,098,668

 Net assets from merger(1):
   Class A                                                                                    --            8,548,672
   Class B                                                                                    --            8,731,771
   Class C                                                                                    --            2,407,124
   Institutional Class                                                                        --               14,974
                                                                                   -------------         ------------
                                                                                      48,464,626          120,685,067
                                                                                   -------------         ------------
Cost of shares repurchased:
   Class A                                                                           (93,999,656)         (77,190,091)
   Class B                                                                           (82,122,251)         (55,003,431)
   Class C                                                                           (36,808,452)         (31,624,760)
   Class R                                                                              (381,122)             (14,135)
   Institutional Class                                                               (20,841,207)         (25,034,451)
                                                                                   -------------         ------------
                                                                                    (234,152,688)        (188,866,868)
                                                                                   -------------         ------------
Decrease in net assets derived from capital share transactions                      (185,688,062)         (68,181,801)
                                                                                   -------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS                                               (192,541,015)          68,758,833

NET ASSETS:
Beginning of year                                                                    666,328,318          597,569,485
                                                                                   -------------         ------------
End of year                                                                        $ 473,787,303         $666,328,318
                                                                                   =============         ============

(1) See Note 6 in "Notes to Financial Statements."

See accompanying notes

FINANCIAL
   HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                               Delaware Select Growth Fund Class A
                                                                                          Year Ended
                                                                 4/30/05       4/30/04      4/30/03     4/30/02      4/30/01
NET ASSET VALUE, BEGINNING OF PERIOD                              $20.680      $16.700      $20.290     $24.890      $36.380

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1)                                             (0.170)      (0.171)      (0.147)     (0.193)      (0.302)
Net realized and unrealized gain (loss) on investments             (0.040)       4.151       (3.443)     (4.407)     (11.188)
                                                                 --------     --------     --------    --------     --------
Total from investment operations                                   (0.210)       3.980       (3.590)     (4.600)     (11.490)
                                                                 --------     --------     --------    --------     --------

NET ASSET VALUE, END OF PERIOD                                    $20.470      $20.680      $16.700     $20.290      $24.890
                                                                  =======      =======      =======     =======      =======
TOTAL RETURN(2)                                                    (1.02%)      23.83%      (17.69%)    (18.48%)     (31.57%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                          $173,890     $243,201     $208,395    $333,172     $475,767
Ratio of expenses to average net assets                             1.52%        1.50%        1.50%       1.45%        1.37%
Ratio of expenses to average net assets
 prior to expense limitation and expense paid indirectly            1.70%        1.86%        1.83%       1.50%        1.38%
Ratio of net investment loss to average net assets                 (0.85%)      (0.87%)      (0.92%)     (0.86%)      (0.90%)
Ratio of net investment loss to average net assets
 prior to expense limitation and expense paid indirectly           (1.03%)      (1.23%)      (1.25%)     (0.91%)      (0.91%)
Portfolio turnover                                                    72%          82%          69%        127%         156%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                              Delaware Select Growth Fund Class B
                                                                                          Year Ended
                                                                 4/30/05      4/30/04      4/30/03     4/30/02      4/30/01
NET ASSET VALUE, BEGINNING OF PERIOD                              $19.160      $15.590      $19.090     $23.600      $34.740

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1)                                             (0.310)      (0.308)      (0.259)     (0.340)      (0.521)
Net realized and unrealized gain (loss) on investments             (0.030)       3.878       (3.241)     (4.170)     (10.619)
                                                                 --------     --------     --------    --------     --------
Total from investment operations                                   (0.340)       3.570       (3.500)     (4.510)     (11.140)
                                                                 --------     --------     --------    --------     --------

NET ASSET VALUE, END OF PERIOD                                    $18.820      $19.160      $15.590     $19.090      $23.600
                                                                 ========     ========     ========    ========     ========

TOTAL RETURN(2)                                                    (1.77%)      22.90%      (18.33%)    (19.11%)     (32.07%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                          $202,576     $281,906     $257,542    $421,578     $588,152
Ratio of expenses to average net assets                             2.27%        2.25%        2.25%       2.20%        2.12%
Ratio of expenses to average net assets
 prior to expense limitation and expense paid indirectly            2.45%        2.61%        2.58%       2.25%        2.13%
Ratio of net investment loss to average net assets                 (1.60%)      (1.62%)      (1.67%)     (1.61%)      (1.65%)
Ratio of net investment loss to average net assets
 prior to expense limitation and expense paid indirectly           (1.78%)      (1.98%)      (2.00%)     (1.66%)      (1.66%)
Portfolio turnover                                                    72%          82%          69%        127%         156%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                           Delaware Select Growth Fund Class C
                                                                                         Year Ended
                                                                  4/30/05     4/30/04      4/30/03      4/30/02     4/30/01
NET ASSET VALUE, BEGINNING OF PERIOD                              $18.950     $15.430      $18.890      $23.350       $34.370

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1)                                             (0.308)     (0.306)      (0.258)      (0.337)      (0.517)
Net realized and unrealized gain (loss) on investments             (0.022)      3.826       (3.202)      (4.123)     (10.503)
                                                                  -------     -------      -------      -------      -------
Total from investment operations                                   (0.330)      3.520       (3.460)      (4.460)     (11.020)
                                                                  -------     -------      -------      -------      -------

NET ASSET VALUE, END OF PERIOD                                    $18.620     $18.950      $15.430      $18.890      $23.350
                                                                  =======     =======      =======      =======      =======

TOTAL RETURN(2)                                                    (1.74%)     22.81%      (18.27%)     (19.14%)     (32.06%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                           $64,786     $98,549      $95,552     $166,246     $248,685
Ratio of expenses to average net assets                             2.27%       2.25%        2.25%        2.20%        2.12%
Ratio of expenses to average net assets
  prior to expense limitation and expense paid indirectly           2.45%       2.61%        2.58%        2.25%        2.13%
Ratio of net investment loss to average net assets                 (1.60%)     (1.62%)      (1.67%)      (1.61%)      (1.65%)
Ratio of net investment loss to average net assets
  prior to expense limitation and expense paid indirectly          (1.78%)     (1.98%)      (2.00%)      (1.66%)      (1.66%)
Portfolio turnover                                                    72%         82%          69%         127%         156%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                  Delaware Select Growth Fund Class R
                                                                   Year                    6/02/03(1)
                                                                   Ended                      to
                                                                  4/30/05                   4/30/04
NET ASSET VALUE, BEGINNING OF PERIOD                              $20.620                   $18.530

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                             (0.242)                   (2.370)
Net realized and unrealized gain (loss) on investments             (0.038)                    4.460
                                                                  -------                   -------
Total from investment operations                                   (0.280)                    2.090
                                                                  -------                   -------

NET ASSET VALUE, END OF PERIOD                                    $20.340                   $20.620
                                                                  =======                   =======

TOTAL RETURN(3)                                                    (1.36%)                   11.28%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                              $652                      $262
Ratio of expenses to average net assets                             1.87%                     1.85%
Ratio of expenses to average net assets
 prior to expense limitation and expense paid indirectly            2.05%                     2.21%
Ratio of net investment loss to average net assets                 (1.20%)                   (1.26%)
Ratio of net investment loss to average net assets
 prior to expense limitation and expense paid indirectly           (1.38%)                   (1.62%)
Portfolio turnover                                                    72%                       82%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                       Delaware Select Growth Fund Institutional Class
                                                                                         Year Ended
                                                                  4/30/05     4/30/04      4/30/03     4/30/02      4/30/01
NET ASSET VALUE, BEGINNING OF PERIOD                              $21.060     $16.970      $20.570     $25.170      $36.690

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss1                                               (0.118)     (0.121)      (0.106)     (0.139)      (0.220)
Net realized and unrealized gain (loss) on investments             (0.042)      4.211       (3.494)     (4.461)     (11.300)
                                                                  -------     -------      -------     -------      -------
Total from investment operations                                   (0.160)      4.090       (3.600)     (4.600)     (11.520)
                                                                  -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                    $20.900     $21.060      $16.970     $20.570      $25.170
                                                                  -------     -------      -------     -------      -------

TOTAL RETURN(2)                                                    (0.76%)     24.10%      (17.50%)    (18.28%)     (31.38%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                           $31,883     $42,410      $36,080     $53,381      $50,157
Ratio of expenses to average net assets                             1.27%       1.25%        1.25%       1.20%        1.12%
Ratio of expenses to average net assets
 prior to expense limitation and expense paid indirectly            1.45%       1.61%        1.58%       1.25%        1.13%
Ratio of net investment loss to average net assets                 (0.60%)     (0.62%)      (0.67%)     (0.61%)      (0.65%)
Ratio of net investment loss to average net assets
 prior to expense limitation and expense paid indirectly           (0.78%)     (0.98%)      (1.00%)     (0.66%)      (0.66%)
Portfolio turnover                                                    72%         82%          69%        127%         156%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

                                                     DELAWARE SELECT GROWTH FUND
NOTES                                                April 30, 2005
  TO FINANCIAL STATEMENTS


Voyageur Mutual Funds III (the "Trust") is organized as a Delaware statutory trust and offers one series, the Delaware Select Growth Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek long-term capital appreciation which the Fund attempts to achieve by investing primarily in equity securities of companies the manager believes have the potential for high earnings growth.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended April 30, 2005 were approximately $2,855. The expense paid under the above arrangement is included in the custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND
   OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on the average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.25% of average daily net assets of the Fund through December 31, 2005.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses.

At April 30, 2005, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                              $234,327
Dividend disbursing, transfer agent,
  accounting and administration fees and
  other expenses payable to DSC                                        787,569
 Other expenses payable to DMC and affiliates*                         414,205

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including internal legal services provided to the Fund by DMC employees. For the year ended April 30, 2005, the Delaware Select Growth Fund was charged $10,629 for internal legal services provided by DMC.

For the year ended April 30, 2005, DDLP earned $32,961 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

                                                     DELAWARE SELECT GROWTH FUND
NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)



3. INVESTMENTS
For the year ended April 30, 2005, the Fund made purchases of $404,595,247 and sales of $595,049,061 of investment securities other than U.S. government securities and short-term investments.

At April 30, 2005, the cost of investments for federal income tax purposes was $461,396,305. At April 30, 2005, the net unrealized appreciation was $46,842,135 of which $64,451,420 related to unrealized appreciation of investments and $17,609,285 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the years ended April 30, 2005 and 2004.

As of April 30, 2005, the components of net assets on a tax basis were as follows:

Shares of beneficial interest                                  $1,178,981,216
*Capital loss carryforwards                                      (752,036,048)
Unrealized appreciation of investments                             46,842,135
                                                               --------------
Net assets                                                     $  473,787,303
                                                               --------------

*The amount of this loss which can be utilized in subsequent years is subject to an annual limitation in accordance with the Internal Revenue Code due to the fund merger with Delaware Technology and Innovation Fund.

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the year ended April 30, 2005, the Fund recorded the following reclassifications. Reclassifications are primarily due to tax treatment of net operating losses and capital loss carryforward limitations. Results of operations and net assets were not affected by these reclassifications.

Accumulated net investment loss                                    $7,255,637
Accumulated net realized gain                                     130,542,564
Paid-in Capital                                                  (137,798,201)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $26,959,304 was utilized in 2005. Capital loss carryforwards remaining at 2005 will expire as follows:
$73,077,316 expires in 2009, $470,062,416 expires in 2010, $190,365,905 expires in 2011 and $18,530,411 expires in 2012.

5. CAPITAL SHARES
Transactions in capital shares were as follows:
                                                            Year Ended
                                                     4/30/05        4/30/05
Shares sold:
  Class A                                            1,314,515      2,679,940
  Class B                                              315,792        690,912
  Class C                                              219,695        592,933
  Class R                                               37,622         13,380
  Institutional Class                                  502,371      1,144,524

Shares issued from merger(1):
  Class A                                                   --        401,912
  Class B                                                   --        442,563
  Class C                                                   --        123,316
  Institutional Class                                       --            691
                                                  ------------    -----------
                                                     2,389,995      6,090,171
                                                  ------------    -----------
Shares repurchased:
  Class A                                           (4,580,576)    (3,798,951)
  Class B                                           (4,267,418)    (2,935,651)
  Class C                                           (1,939,938)    (1,711,031)
  Class R                                              (18,270)          (658)
  Institutional Class                                 (990,466)    (1,257,711)
                                                  ------------    -----------
                                                   (11,796,668)    (9,704,002)
                                                  ------------    -----------
Net decrease                                        (9,406,673)    (3,613,831)
                                                  ------------    -----------

(1) See Note 6

For the years ended April 30, 2005 and 2004, 116,832 Class B shares were converted to 107,848 Class A shares valued at $2,266,569 and 70,794 Class B shares were converted to 65,834 Class A shares valued at $1,331,261, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. FUND MERGER
Effective March 29, 2004, the Fund acquired all of the assets and assumed all of the liabilities of Delaware Technology and Innovation Fund, an open-end investment company, pursuant to a Plan and Agreement of Reorganization (the "Reorganization"). The shareholders of Delaware Technology and Innovation Fund received shares of the respective class of the Fund equal to the aggregate net asset value of their shares prior to the Reorganization based on the net asset value per share of the respective classes of the Fund.

The Reorganization was treated as a non-taxable event and, accordingly, the Fund's basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated net realized losses of Delaware Technology and Innovation Fund as of the close of business on March 26, 2004 were as follows:

                                                     Net        Accumulated
                                                  Unrealized    Net Realized
                                  Net Assets     Appreciation      Losses
                                 ------------    ------------   ------------
Delaware Technology
  and Innovation Fund             $19,702,541    $4,717,376     $(143,227,361)

The net assets of the Fund prior to the Reorganization were $683,131,078.

                                                     DELAWARE SELECT GROWTH FUND
NOTES
TO FINANCIAL STATEMENTS (CONTINUED)


7. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of April 30, 2005, or at any time during the period.

8. SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank N.A. ("Mellon"). Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At April 30, 2005, the market value of securities on loan was $59,624,039, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

9. CREDIT AND MARKET RISK
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At April 30, 2005, Rule 144A securities represented approximately 0.83% of total net assets. None of these securities has been determined to be illiquid securities under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment adviser the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of a fund's limitation on investments in illiquid assets.

10. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

REPORT
  OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Voyageur Mutual Funds III - Delaware Select Growth Fund

We have audited the accompanying statement of net assets and statement of assets and liabilities of Delaware Select Growth Fund (the sole series of Voyageur Mutual Funds III) (the "Fund") as of April 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.

Our procedures included confirmation of securities owned as of April 30, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Select Growth Fund series of Voyageur Mutual Funds III at April 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.






                                                               /s/ Ernst & Young



Philadelphia, Pennsylvania
June 10, 2005

                                                     DELAWARE SELECT GROWTH FUND
OTHER
  FUND INFORMATION


The shareholders of Voyageur Mutual Funds III (the "Trust") voted on the following proposals at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect a Board of Trustees for the Trust.

                                                                 Shares Voted
                              Shares Voted For                Withheld Authority
                              ----------------                ------------------
Thomas L. Bennett                14,171,891                        494,986
Jude T. Driscoll                 14,160,234                        506,643
John A. Fry                      14,176,259                        490,618
Anthony D. Knerr                 14,157,034                        509,843
Lucinda S. Landreth              14,167,809                        499,067
Ann R. Leven                     14,157,278                        509,599
Thomas F. Madison                14,155,735                        511,142
Janet L. Yeomans                 14,174,643                        492,234
J. Richard Zecher                14,170,279                        496,598

2. To approve the use of a "manager of managers" structure whereby the investment manager of the fund of the Trust will be able to hire and replace subadvisers without shareholder approval.

                                         For          Against     Abstain   Broker Non-Votes
                                         ----        --------    --------   ----------------
Delaware Select Growth Fund           10,148,502     829,102      421,952      3,267,321

DELAWARE INVESTMENTS(R) FAMILY OF FUNDS
  BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors ("Trustees"), which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees and Officers with certain background and related information.


                                                                                                    NUMBER OF           OTHER
                                                                             PRINCIPAL          PORTFOLIOS IN FUND   DIRECTORSHIPS
   NAME,                      POSITION(S)                                   OCCUPATION(S)        COMPLEX OVERSEEN      HELD BY
  ADDRESS                      HELD WITH          LENGTH OF TIME               DURING               BY TRUSTEE         TRUSTEE
AND BIRTHDATE                   FUND(S)               SERVED                PAST 5 YEARS            OR OFFICER        OR OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

   JUDE T. DRISCOLL(2)          Chairman,           5 Years -           Since August 2000,              92             None
   2005 Market Street           President,      Executive Officer   Mr. Driscoll has served in
    Philadelphia, PA         Chief Executive                       various executive capacities
       19103                   Officer and           1 Year -        at different times at
                                 Trustee             Trustee          Delaware Investments(1)
   March 10, 1963
                                                                       Senior Vice President and
                                                                   Director of Fixed-Income Process -
                                                                       Conseco Capital Management
                                                                       (June 1998 - August 2000)
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

   THOMAS L. BENNETT             Trustee             Since              Private Investor -             92             None
   2005 Market Street                             March 23, 2005      (March 2004 - Present)
   Philadelphia, PA
        19103                                                          Investment Manager -
                                                                       Morgan Stanley & Co.
                                                                   (January 1984 - March 2004)
   October 4, 1947


   JOHN A. FRY                   Trustee              4 Years                 President -               92           Director -
 2005 Market Street                                                    Franklin & Marshall College                Community Health
 Philadelphia, PA                                                        (June 2002 - Present)                        Systems
      19103
                                                                        Executive Vice President -
                                                                        University of Pennsylvania
   May 28, 1960                                                          (April 1995 - June 2002)


  ANTHONY D. KNERR               Trustee            12 Years         Founder/Managing Director -        92             None
 2005 Market Street                                                   Anthony Knerr & Associates
  Philadelphia, PA                                                      (Strategic Consulting)
       19103                                                               (1990 - Present)

  December 7, 1938

  LUCINDA S. LANDRETH            Trustee              Since           Chief Investment Officer -        92             None
  2005 Market Street                              March 23, 2005             Assurant, Inc.
  Philadelphia, PA                                                           (Insurance)
       19103                                                                (2002 - 2004)

   June 24, 1947

      ANN R. LEVEN               Trustee             16 Years       Treasurer/Chief Fiscal Officer -    92         Director and
   2005 Market Street                                                   National Gallery of Art                   Audit Committee
    Philadelphia, PA                                                         (1994 - 1999)                       Chairperson - Andy
        19103                                                                                                    Warhol Foundation

   November 1, 1940                                                                                              Director and Audit
                                                                                                                 Committee Member -
                                                                                                                    Systemax Inc.

                                                                                                    NUMBER OF           OTHER
                                                                             PRINCIPAL          PORTFOLIOS IN FUND   DIRECTORSHIPS
   NAME,                      POSITION(S)                                   OCCUPATION(S)        COMPLEX OVERSEEN       HELD BY
  ADDRESS                      HELD WITH          LENGTH OF TIME               DURING               BY TRUSTEE          TRUSTEE
AND BIRTHDATE                   FUND(S)               SERVED                PAST 5 YEARS            OR OFFICER        OR OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)


   THOMAS F. MADISON             Trustee             11 Years              President/Chief              92          Director -
   2005 Market Street                                                     Executive Officer -                      Banner Health
   Philadelphia, PA                                                        MLM Partners, Inc.
        19103                                                          (Small Business Investing                 Director and Audit
                                                                            and Consulting)                      Committee Member -
   February 25, 1936                                                    (January 1993 - Present)                 CenterPoint Energy


                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                 Digital River Inc.

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                       Rimage
                                                                                                                     Corporation

                                                                                                                 Director - Valmont
                                                                                                                  Industries, Inc.

   JANET L. YEOMANS              Trustee             6 Years           Vice President/Mergers &         92            None
   2005 Market Street                                                 Acquisitions - 3M Corporation
   Philadelphia, PA                                                     (January 2003 - Present)
        19103
                                                                          Ms. Yeomans has held
   July 31, 1948                                                      various management positions
                                                                            at 3M Corporation
                                                                                since 1983.

   J. RICHARD ZECHER             Trustee               Since                   Founder -                92      Director and Audit
   2005 Market Street                              March 23, 2005          Investor Analytics                  Committee Member -
    Philadelphia, PA                                                       (Risk Management)                    Investor Analytics
        19103                                                             (May 1999 - Present)

                                                                                                                Director and Audit
     July 3, 1940                                                                                               Committee Member -
                                                                                                                   Oxigene, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS

   MICHAEL P. BISHOF              Senior          Chief Financial          Mr. Bishof has served in     92            None(3)
   2005 Market Street          Vice President     Officer since         various executive capacities
    Philadelphia, PA               and          February 17, 2005           at different times at
       19103                 Chief Financial                               Delaware Investments(R).
                                  Officer

   August 18, 1962


   RICHELLE S. MAESTRO    Executive Vice President,   2 Years              Ms. Maestro has served in    92            None(3)
   2005 Market Street       Chief Legal Officer                           various executive capacities
    Philadelphia, PA          and Secretary                                 at different times at
       19103                                                                 Delaware Investments.

   November 26, 1957

    JOHN J. O'CONNOR       Senior Vice President     Treasurer             Mr. O'Connor has served in   92            None(3)
   2005 Market Street           and Treasurer          since              various executive capacities
    Philadelphia, PA                             February 17, 2005            at different times at
        19103                                                                 Delaware Investments.

   June 16, 1957


(1) Delaware Investments is the marketing name for Management Holdings, Inc. and its subsidiaries, including the Fund's(s') investment advisor, principal underwriter and its transfer agent.

(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager and distributor.

(3) Mr. Bishof, Ms. Maestro and Mr. O'Connor also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

Delaware
Investments(R)
-----------------------------------
A member of Lincoln Financial Group


This annual report is for the information of Delaware Select Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Select Growth Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                            AFFILIATED OFFICERS                         CONTACT INFORMATION
JUDE T. DRISCOLL                             MICHAEL P. BISHOF                           INVESTMENT MANAGER
Chairman                                     Senior Vice President and                   Delaware Management Company
Delaware Investments Family of Funds         Chief Financial Officer                     Philadelphia, PA
Philadelphia, PA                             Delaware Investments Family of Funds
                                             Philadelphia, PA                            NATIONAL DISTRIBUTOR
THOMAS L. BENNETT                                                                        Delaware Distributors, L.P.
Private Investor                             RICHELLE S. MAESTRO                         Philadelphia, PA
Rosemont, PA                                 Executive Vice President,
                                             Chief Legal Officer and Secretary           SHAREHOLDER SERVICING, DIVIDEND
JOHN A. FRY                                  Delaware Investments Family of Funds        DISBURSING AND TRANSFER AGENT
President                                    Philadelphia, PA                            Delaware Service Company, Inc.
Franklin & Marshall College                                                              2005 Market Street
Lancaster, PA                                JOHN J. O'CONNOR                            Philadelphia, PA 19103-7094
                                             Senior Vice President and Treasurer
ANTHONY D. KNERR                             Delaware Investments Family of Funds        FOR SHAREHOLDERS
Managing Director                            Philadelphia, PA                            800 523-1918
Anthony Knerr & Associates
New York, NY                                                                             FOR SECURITIES DEALERS AND FINANCIAL
                                                                                         INSTITUTIONS REPRESENTATIVES ONLY
LUCINDA S. LANDRETH                                                                      800 362-7500
Former Chief Investment Officer
Assurant, Inc.                                                                           WEB SITE
Philadelphia, PA                                                                         www.delawareinvestments.com

ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

J. RICHARD ZECHER
Founder
Investor Analytics
Scottsdale, AZ

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

(9426)                                                       Printed in the USA
AR-316 [4/05] IVES 6/05                                     J05-05-081 PO-10195

Item 2.  Code of Ethics

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant's Code of Business Ethics has been posted on Delaware Investments' internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3.  Audit Committee Financial Expert

         The registrant's Board of Trustees/Directors has determined that each member of the registrant's Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an "audit committee financial expert" is a person who has the following attributes:

         a. An understanding of generally accepted accounting principles and financial statements;

         b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

         c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements, or experience actively supervising one or more persons engaged in such activities;

         d. An understanding of internal controls and procedures for financial reporting; and

         e. An understanding of audit committee functions.

An "audit committee financial expert" shall have acquired such attributes through:

         a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

         b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

         c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

         d. Other relevant experience.

         The registrant's Board of Trustees/Directors has also determined that each member of the registrant's Audit Committee is independent. In order to be "independent" for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an "interested person" of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The names of the audit committee financial experts on the registrant's Audit Committee are set forth below:

         Thomas L. Bennett (1)
         Thomas F. Madison
         Janet L. Yeomans (1)
         J. Richard Zecher

Item 4. Principal Accountant Fees and Services

         (a) Audit fees.

         The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $26,000 for the fiscal year ended April 30, 2005.



-----------------------
(1) The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on "other relevant experience." The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of his education, Chartered Financial Analyst designation, and his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers. The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

         The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $33,150 for the fiscal year ended April 30, 2004.

         (b) Audit-related fees.

         The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended April 30, 2005.

         The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the financial statements of the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $164,700 for the registrant's fiscal year ended April 30, 2005. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of reports concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; issuance of agreed upon procedures reports to the Registrant's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the Registrant; and preparation of Report on Controls Placed in Operation and Tests of Operating Effectiveness Relating to the Retirement Plan Services Division ("SAS 70 report").

         The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended April 30, 2004.

         The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the financial statements of the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $162,700 for the registrant's fiscal year ended April 30, 2004. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of reports concerning transfer agents' system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; issuance of agreed-upon procedures reports to the Registrant's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal costs relating to the operations of the Registrant; and preparation of Report on Controls Placed in Operation and Tests of Operating Effectiveness Relating to the Retirement Plan Services Division ("SAS 70 report").

         (c) Tax fees.

         The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant were $1,750 for the fiscal year ended April 30, 2005. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax return and review of annual excise distribution calculation.

         The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended April 30, 2005.

         The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant were $2,500 for the fiscal year ended April 30, 2004. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax return and review of annual excise distribution calculation.

         The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended April 30, 2004.

         (d) All other fees.

         The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended April 30, 2005.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant's independent auditors to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended April 30, 2005.

         The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended April 30, 2004.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant's independent auditors to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended April 30, 2004.

         (e) The registrant's Audit Committee has not established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X.

         (f) Not applicable.

         (g) The aggregate non-audit fees billed by the registrant's independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $354,209 and $288,100 for the registrant's fiscal years ended April 30, 2005 and April 30, 2004, respectively.

         (h) In connection with its selection of the independent auditors, the registrant's Audit Committee has considered the independent auditors' provision of non-audit services to the registrant's investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors' provision of these services is compatible with maintaining the auditors' independence.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   Exhibits

(a)      (1)      Code of Ethics

         Not applicable.

         (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

         (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.


NAME OF REGISTRANT:  Voyageur Mutual Funds III

JUDE T. DRISCOLL
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    July 7, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    July 7, 2005


MICHAEL P. BISHOF
--------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    July 7, 2005